Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
Leases
The Company adopted IFRS 16 using the modified retrospective method with the date of initial application of January 1, 2019. Under this method, the standard is applied retrospectively with the cumulative effect of initially applying the standard recognized at the date of initial application. The Company also elected to use the practical expedients permitted by the standard for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option and lease contracts for which the underlying asset is of low value. The Company has also elected not to reassess whether a contract is, or contains a lease at the date of initial application.

On adoption the Company was required to analyze all current commitments and determine which agreements were within the scope of IFRS 16 Leases. The Company determined that its three facility agreements, previously classified as operating leases under the principles of IAS 17 Leases, were within the scope of the new standard.
For the lease of our head office facility in Victoria, British Columbia the Company recognized a right-of-use asset and a corresponding lease liability as at January 15, 2019 at which time a modification to an existing, and almost expired, lease agreement was signed. The modification extended the lease term an additional 36 months rendering the practical expedient not applicable to the Victoria facility lease. The right-of-use asset was recognized based on the amount equal to the lease liability, adjusted for any related prepaid and accrued lease payments previously recognized. The lease liability was measured at the present value of the remaining lease payments and was discounted using the Company's estimated incremental borrowing rate as at January 15, 2019, over the term of the lease. On December 6, 2019, the head lessee provided notice to the landlord the intent to terminate the lease effective December 31, 2020. As a result the Company's sublease with the head lessee will also terminate effective December 31, 2020. Therefore the current sublease at December 31, 2019 has a remaining term of 12 months and as a result of this modification this lease is now treated as a short term lease, requiring a derecognition of the right-of-use asset and lease liability effective December 6, 2019.
For the two other facility leases identified, the Company was able to apply a practical expedient permitted by the standard, which allowed the Company to account for operating leases with a remaining lease term of 12 months or less as at January 1, 2019 as short term leases. For the year ended December 31, 2019, the Company incurred short-term lease expense of $67,000 and variable lease expense of $79,000.
A reconciliation of the operating lease commitments disclosed applying IAS 17 in the December 31, 2018 annual audited financial statements and the least liability recognized at the date of initial application of IFRS 16 is as follows:

$
Operating lease commitments disclosed at December 31, 2018	800
Less: adjustment resulting from lease modification made in January 2019	(497)
Less: operating costs not included in measurement of lease liability	(287)
Less: short-term leases recognized on a straight-line basis as expense	(16)
Lease liability recognized as at January 1, 2019	—

On January 15, 2019 the Company recognized a $425,000 right-of-use asset and a $425,000 lease liability. When measuring the lease liability, the Company discounted lease payments using its incremental borrowing rate at January 15, 2019. The incremental borrowing rate applied to the lease liability on January 15, 2019 was 10%.
The change in accounting policy resulted in the following adjustments to the statement of financial position and statement of operations and comprehensive loss:

$
January 15, 2019 - Recognition of lease liability	425
Lease liability payments	(127)
Interest expense	39
Foreign exchange impact on lease liability	18
Derecognition of lease liability	(355)
December 31, 2019 - Lease liability	—

January 15, 2019 - Recognition right-of-use asset	425
Right-of-use asset amortization	(124)
Derecognition of right-of-use-asset	(355)
Gain on derecognition of right-of-use asset	54
December 31, 2019 - Right-of-use asset	—